Statements of Shareholders' Equity/(Deficit) (Unaudited) - JPY (¥) ¥ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2024		¥ 70,350	¥ 1,060,750	¥ (1,247,800)	¥ (116,700)
Balance, shares at Mar. 31, 2024	[1]	42,210,000
Net loss				(277,671)	(277,671)
Ending balance, value at Sep. 30, 2024		¥ 70,350	1,060,750	(1,525,471)	(394,371)
Balance, shares at Sep. 30, 2024	[1]	42,210,000
Beginning balance, value at Mar. 31, 2025		¥ 70,350	1,060,750	(1,782,485)	(651,385)
Balance, shares at Mar. 31, 2025	[1]	42,210,000
Issuance of ordinary shares upon initial public offering, net of offering costs		¥ 6,250	1,521,213		1,527,463
Issuance of ordinary shares upon initial public offering, net of offering costs, shares	[1]	3,750,000
Stock-based compensation			16,368		16,368
Net loss				(677,602)	(677,602)
Ending balance, value at Sep. 30, 2025		¥ 76,600	¥ 2,598,331	¥ (2,460,087)	¥ 214,844
Balance, shares at Sep. 30, 2025	[1]	45,960,000

[1]	The number of ordinary shares presented above is adjusted retrospectively to reflect the 1 for 6 sub-division effected on January 7, 2025.